Commitment and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 10 - Commitment and Contingencies

Lease Commitments

On December 13, 2010, the Company entered into a Lease Agreement (the "Lease Agreement") with Compania Minera Cerros Del Sur, S.A., a corporation organized under the laws of Honduras (“Cerros”) and Mayan Gold, Inc., a Nevada corporation (“Mayan Gold”) pursuant to which Cerros, the registered owner of the Corpus I, II, III and IV mining concessions and the Potosi concession, leased the Company the exclusive right to prospect, explore and mine for minerals in Corpus IV. The Lease Agreement continues until the Honduras government grants Cerros the right to assign the Corpus IV mining concession to the Company, at which time Cerros will transfer title to the mining concession to the Company.  In consideration for such rights, we issued 20,000,000 shares of common stock to Mayan Gold, the beneficial owner of a 100% interest in Corpus IV. The shares issued by the Company to Mayan Gold represent approximately 18.66% of the then issued and outstanding shares of the Company. As further consideration for the right granted, we agreed to pay Cerros an annual sum of $1,500 no later than April 1st of each year, beginning April 1, 2011.

Cerros also granted the Company an option to acquire the exclusive rights to properties known as Corpus I, II, and III mining concessions and the Potosi concession. If we desire to exercise such option, the Company must send written notice to Cerros and Mayan Gold on or before December 31, 2010. The consideration for the exercise of the option is an additional 20,000,000 shares of the Company’s common stock to be issued to Mayan Gold no later than 30 days after the date we receive all the requested documentation from Cerros in connection with the exercise of the option.

On February 22, 2011, Company entered into a Lease Agreement (the "Lease Agreement") with Cerros and Mayan Gold pursuant to which the Company exercised its option to acquire the exclusive rights to properties known as Corpus I, II, and III mining concessions and the Potosi concession and the Potosi ground lease (collectively, referred to herein as the “Property”), with the subsequent right to participate in the development of minerals from the remaining mining concessions.

The Lease Agreement continues until the Honduras government grants Cerros the right to assign the Property to the Company, at which time Cerros will transfer title to the mining concession to us. In consideration for such right, we issued 20,000,000 shares of common stock to Mayan Gold, the beneficial owner of a 100% interest in Property. The shares issued by the Company to Mayan Gold represent an additional interest of 15.72% of the then issued and outstanding shares of the Company.  As further consideration for the rights granted, we agreed to pay Cerros an annual sum of $3,200 no later than April 1st of each year with the first payment due on April 1, 2011. The agreement ended in June 2013.

Lease Commitments (Continued)

On October 1, 2013, Company entered into a lease agreement with  Minera Potosi S. DE R.L for a period of ten years beginning October 1, 2013. The Company was required a security deposit of $7,500 for the first and the last month of rent. The Company also paid a total of $22,500 as additional lease consideration upon  signing the contract. The deposit for $7,500 and the additional consideration of $22,500 were paid on September 28, 2013, and recorded as prepaid expense as of September 30, 2013. The monthly rent is $3,750 and is subject to a review and increase every two years based on the agreement. The Company shall be obligated to pay the royalties of  five percent (5%) of the net  production revenue over the life of the agreement. The Company is also granted the right to assign or cancel the remaining term of the agreement for a one-time fee of $50,000.

Employment Agreements

On March 22, 2011, the Company entered into a two year employment agreement with Mendel Mochkin, pursuant to which he will be employed on a part time basis.  Mr. Mochkin shall work at least one hundred (100) hours per month on behalf of the Company as the Company's Vice President.  Pursuant to the agreement, his compensation will be $120,000 annually, which shall accrue from the date of the agreement and to be paid at such time when the Company has adequate capital.   On July 25, 2011, the Company entered into a Consultancy Agreement, which replaced in its entirety the Employment Agreement between the Company and Mendel Mochkin dated March 22, 2011(See note 10).

On March 22, 2011, the Company entered into a two year employment agreement with Leonard Sternheim, pursuant to which he will be employed on a part time basis.  Mr. Sternheim shall work at least one hundred fifty (150) hours per month on behalf of the Company as its Chief Executive Officer.  Pursuant to the agreement, his compensation will be $120,000 annually, which shall accrue from the date of the agreement and to be paid at such time when the Company has adequate capital. In July 2011 this agreement was nullified.  Mr. Sternheim is currently acting in a consultancy capacity as the Company’s Chief Executive Officer (See Note 10).

Litigation:

 In July of 2012, the Company was named as a defendant in a lawsuit titled George Sharp vs. Mustang Alliances, Inc. et al.  The lawsuit was filed in the Superior Court of the State of California, in San Diego County.  The lawsuit alleges violations of California restrictions on unsolicited commercial e-mail advertisers and seeks damages and punitive damages an amount of $1,000 for each of the 165 e-mails he claims was sent in violation of the Califorina anti-spam statue for a total of $165,000 in damages. The Company intends to vigorously defend this lawsuit.  As of September 30, 2013, the Company has not accrued any amounts related to this lawsuit.

Lease Commitments

On December 13, 2010, the Company entered into a Lease Agreement (the "Lease Agreement") with Compania Minera Cerros Del Sur, S.A., a corporation organized under the laws of Honduras (“Cerros”) and Mayan Gold, Inc., a Nevada corporation (“Mayan Gold”) pursuant to which Cerros, the registered owner of the Corpus I, II, III and IV mining concessions and the Potosi concession, leased the Company the exclusive right to prospect, explore and mine for minerals in Corpus IV. The Lease Agreement continues until the Honduras government grants Cerros the right to assign the Corpus IV mining concession to the Company, at which time Cerros will transfer title to the mining concession to the Company. In consideration for such rights, we issued 20,000,000 shares of common stock to Mayan Gold, the beneficial owner of a 100% interest in Corpus IV. The shares issued by the Company to Mayan Gold represent approximately 18.66% of the then issued and outstanding shares of the Company. As further consideration for the right granted, we agreed to pay Cerros an annual sum of $1,500 no later than April 1st of each year, beginning April 1, 2011.

Cerros also granted the Company an option to acquire the exclusive rights to properties known as Corpus I, II, and III mining concessions and the Potosi concession. If we desire to exercise such option, the Company must send written notice to Cerros and Mayan Gold on or before December 31, 2010. The consideration for the exercise of the option is an additional 20,000,000 shares of the Company’s common stock to be issued to Mayan Gold no later than 30 days after the date we receive all the requested documentation from Cerros in connection with the exercise of the option.

On February 22, 2011, Company entered into a Lease Agreement (the "Lease Agreement") with Cerros and Mayan Gold pursuant to which the Company exercised its option to acquire the exclusive rights to properties known as Corpus I, II, and III mining concessions and the Potosi concession and the Potosi ground lease (collectively, referred to herein as the “Property”), with the subsequent right to participate in the development of minerals from the remaining mining concessions.

The Lease Agreement continues until the Honduras government grants Cerros the right to assign the Property to the Company, at which time Cerros will transfer title to the mining concession to us. In consideration for such right, we issued 20,000,000 shares of common stock to Mayan Gold, the beneficial owner of a 100% interest in Property. The shares issued by the Company to Mayan Gold represent an additional interest of 15.72% of the then issued and outstanding shares of the Company. As further consideration for the rights granted, we agreed to pay Cerros an annual sum of $3,200 no later than April 1st of each year with the first payment due on April 1, 2011.

Employment Agreements

On March 22, 2011, the Company entered into a two year employment agreement with Mendel Mochkin, pursuant to which he will be employed on a part time basis. Mr. Mochkin shall work at least one hundred (100) hours per month on behalf of the Company as the Company's Vice President. Pursuant to the agreement, his compensation will be $120,000 annually, which shall accrue from the date of the agreement and to be paid at such time when the Company has adequate capital. On July 25, 2011, the Company entered into a Consultancy Agreement, which replaced in its entirety the Employment Agreement between the Company and Mendel Mochkin dated March 22, 2011(See note 10).

On March 22, 2011, the Company entered into a two year employment agreement with Leonard Sternheim, pursuant to which he will be employed on a part time basis. Mr. Sternheim shall work at least one hundred fifty (150) hours per month on behalf of the Company as its Chief Executive Officer. Pursuant to the agreement, his compensation will be $120,000 annually, which shall accrue from the date of the agreement and to be paid at such time when the Company has adequate capital. In July 2011 this agreement was nullified. Mr. Sternheim is currently acting in a consultancy capacity as the Company’s Chief Executive Officer (See Note 10).

Litigation:

In July of 2012, the Company was named as a defendant in a lawsuit titled George Sharp vs. Mustang Alliances, Inc. et al. The lawsuit was filed in the Superior Court of the State of California, in San Diego County. The lawsuit alleges violations of California restrictions on unsolicited commercial e-mail advertisers and seeks damages and punitive dames in an unspecified amount. The Company intends to vigorously defend this lawsuit. As of December 31, 2012, the Company has not accrued any amounts related to this lawsuit